Seward & Kissel LLP

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Telephone: (202) 737-8833

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October 2, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Municipal Income Fund, Inc. (File Nos. 033-07812 and 811-04791) AB Municipal Income Fund II (File Nos. 033-60560 and 811-07618)

Dear Sir or Madam:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Funds that would have been filed under Rule 497(c) do not differ from those which were included in the most recent post-effective amendment to the AB Municipal Income Fund, Inc.’s and the AB Municipal Income Fund II’s registration statement that was filed electronically with the Securities and Exchange Commission on September 28, 2020 and September 29, 2020, respectively.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Very truly yours, /s/ Jessica D. Cohn Jessica D. Cohn